Related Party Transactions (Details) - Schedule of Related Party Balances	12 Months Ended
Oct. 31, 2022
Mr. Shoucheng Lei [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Director of Topsheen Shipping
Mr. Guohua Zhang [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Chief Executive Officer and Chairman of the Board
Mr. Dong Zhang [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Director of the Group
Mr. Qing Xu [Member]
Related Party Transaction [Line Items]
Relationship to the Group	General Manager of Topsheen Shipping
Shanghai Weisheng International Logistics Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
Keen Best Shipping Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
Welly Focus Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
Top Wisdom Shipping Management Co. Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
Deyun Shipping Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
Beijing Hanpu Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Guohua Zhang
Max Bright Marine Service Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
Top Legend Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Dong Zhang
New Galion Group Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Controlled by Mr. Guohua Zhang